SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

The Business Combination

In connection with the closing of the business combination with Cetus Capital on July 31, 2024 (“the Closing Date”). MKDWELL Tech Inc. issued 13,855,239 ordinary shares to the shareholders of MKD BVI as consideration shares for the acquisition of MKD BVI, 30,083 ordinary shares to the non-redeeming stockholders of Cetus Capital in exchange for shares of common stock of Cetus Capital held, 958,333 ordinary shares to the holders of rights of Cetus Capital (with each six rights converting into one ordinary share of MKDWELL Tech Inc.), 1,772,187 ordinary shares to Cetus Sponsor LLC in exchange for shares of common stock and rights of Cetus Capital held, a total of 172,500 ordinary shares to EF Hutton LLC, the underwriter for the initial public offering of Cetus Capital, and 6,036,875 warrants in exchange for each of the warrants of Cetus Capital, with each warrant exercisable to purchase one ordinary share of MKDWELL Tech Inc. at $11.50, subject to adjustment in accordance with the Warrant terms.

On the Closing Date, MKDWELL Tech Inc. consummated the Business Combination pursuant to the terms of the Business Combination Agreement and Cetus Capital became a wholly owned subsidiary of MKDWELL Tech Inc.

As a result of the foregoing, as of August 9, 2024, MKDWELL Tech Inc. had a total of 16,788,342 ordinary shares and 6,036,875 warrants outstanding. The Business Combination would be accounted for as reverse recapitalizations, the financial statements of the combined company represent a continuation of the financial statements of the target.

The Convertible Note Financing with Investor

On July 24, 2024, MKD Taiwan and its subsidiary MKD Jiaxing (the “Borrower”) entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with an investor (the “Investor”), pursuant to which the Investor agreed to purchase from the Borrower a convertible promissory note in the aggregate principal amount of RMB35,000,000 (approximately $4.8 million) (the “Convertible Note”) (the “Convertible Note Financing”) with a 10% annual non-compound interest.

The Convertible Note Financing closed on August 12, 2024 and the Borrower received gross proceeds of RMB35,000,000 (approximately $4.8 million). Under the Securities Purchase Agreement, the Company would issue an additional 150,000 of its ordinary shares to the Investor within ten business days after the Investor receives and provides to the Company the applicable permit or approval from the People’s Republic of China authority with respect to the foreign currency exchange regulations to hold such shares, including such required approval pursuant to SAFE Circular No. 37.

On January 14, 2025, the parties to the Securities Purchase Agreement executed a Termination Agreement dated January 14, 2025 and agreed to terminate the Securities Purchase Agreement and the Convertible Note and release each other party from all other claims and liabilities. The note proceeds of RMB35,000,000 (approximately $4.8 million) have been repaid to the Investor. As of the date of the issuance of the consolidated financial statements, the Company is in negotiations with the Investor regarding the interest expenses that the Company is obligated to incur and the additional 150,000 ordinary shares to be issued. The Company is currently evaluating the impact of the transaction of the convertible note financing with investor will have on its consolidated financial statements and related disclosures.

Amended Satisfaction and Discharge Agreement with D. Boral Capital LLC

On July 24, 2024, Cetus Capital, MKD Taiwan, MKD BVI, the Company, and D. Boral Capital LLC (formerly known as EF Hutton LLC) entered into an Amended Satisfaction and Discharge Agreement, pursuant to which the Company and its subsidiaries agreed, among others, that (i) Cetus Capital and/or the MKD Parties (as defined in the Amended Satisfaction and Discharge Agreement) shall wire $862,500 to D. Boral Capital LLC; and Cetus Capital and/or the MKD Parties shall cause to be transferred or issued to D. Boral Capital LLC (or its designees) 115,000 Ordinary Shares (which was agreed to have an agreed value of $10 per share, or $1,150,000 in the aggregate (the “Original Aggregate Share Value”) to satisfy the deferred underwriting commission owed to D. Boral Capital LLC pursuant to Cetus Capital’s initial public offering, and (ii) the Company agreed to file a registration statement to register the Ordinary Shares issued to D. Boral Capital LLC, and that if the aggregate VWAP value of the 115,000 Ordinary Shares that D. Boral Capital LLC holds as of the effectiveness date of the registration statement for the Ordinary Shares, is lower than the Original Aggregate Share Value (the difference between the VWAP value on such date and the Original Aggregate Share Value, the “Difference in Amount”), then Cetus Capital and/or the MKD Parties shall compensate D. Boral Capital LLC either in cash or issuing additional Ordinary Shares at a new value of Ordinary Shares, the (“New Share Price”) in an amount equal to the Difference in Amount on the effectiveness date of the registration statement. If Cetus Capital and/or the MKD Parties decide to compensate D. Boral Capital LLC for the Difference in Amount in issuing additional Ordinary Shares, then the New Share Price shall equal an amount that is the lowest of the VWAP for a period of five (5) trading days immediately prior to the registration statement effectiveness date, but the parties agree that Cetus Capital and/or the MKD Parties shall also be treated as having discharged all liability relating to the Difference in Amount by issuing an additional 200,000 Ordinary Shares to D. Boral Capital LLC (for a total of 315,000 Ordinary Shares issued to D. Boral Capital LLC). This registration statement on Form F-1 registers for resale up to 315,000 Ordinary Shares issued and/or potentially issuable to D. Boral Capital LLC and its designees.

On July 26, 2024, the Company issued a promissory note to D. Boral Capital LLC in the amount of $862,500 in respect of the cash amount owed under the Amended Satisfaction and Discharge Agreement, which bears interest at a rate of ten percent (10%) per annum. The Company is currently evaluating the impact the transaction of Amended Satisfaction and Discharge Agreement with D. Boral Capital LLC will have on its consolidated financial statements and related disclosures.

The Convertible Note Financing with Streeterville Capital, LLC

MKDWELL Tech Inc. entered into a securities purchase agreement on November 26, 2024 with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which MKDWELL Tech Inc. issued to the Investor an unsecured convertible promissory note, on November 26, 2024, in the principal amount of $1,851,000, convertible into ordinary shares, par value $0.0001, of the Company, for a purchase price of $1,700,000 (the “Convertible Note Financing”). The Convertible Note Financing closed on December 9, 2024. MKDWELL Tech Inc. received an aggregate purchase price of $1,700,000. The Convertible Note would be accounted for as a liability equal to the proceeds received in entirety, as the embedded conversion option is considered indexed to the Company’s own stock that shall not to be derivative instrument.

The Company has evaluated subsequent events through the date of issuance of the unaudited condensed consolidated financial statements and does not identify any other events that would have material financial impact on the Company’s consolidated financial statements.

22. SUBSEQUENT EVENTS

The Business Combination

In connection with the closing of the business combination with Cetus Capital on July 31, 2024 (“the Closing Date”). MKDWELL Tech Inc. issued 13,855,239 ordinary shares to the shareholders of MKD BVI as consideration shares for the acquisition of MKD BVI, 30,083 ordinary shares to the non-redeeming stockholders of Cetus Capital in exchange for shares of common stock of Cetus Capital held, 958,333 ordinary shares to the holders of rights of Cetus Capital (with each six rights converting into one ordinary share of MKDWELL Tech Inc.), 1,772,187 ordinary shares to Cetus Sponsor LLC in exchange for shares of common stock and rights of Cetus Capital held, a total of 172,500 ordinary shares to EF Hutton LLC, the underwriter for the initial public offering of Cetus Capital, and 6,036,875 warrants in exchange for each of the warrants of Cetus Capital, with each warrant exercisable to purchase one ordinary share of MKDWELL Tech Inc. at $11.50, subject to adjustment in accordance with the Warrant terms.

On the Closing Date, MKDWELL Tech Inc. consummated the Business Combination pursuant to the terms of the Business Combination Agreement and Cetus Capital became a wholly owned subsidiary of MKDWELL Tech Inc.

As a result of the foregoing, as of August 9, 2024, MKDWELL Tech Inc. had a total of 16,788,342 ordinary shares and 6,036,875 warrants outstanding. The Business Combination would be accounted for as reverse recapitalizations, the financial statements of the combined company represent a continuation of the financial statements of the target.

The Convertible Note Financing with Investor

On July 24, 2024, MKD Taiwan and its subsidiary MKD Jiaxing (the “Borrower”) entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with an investor (the “Investor”), pursuant to which the Investor agreed to purchase from the Borrower a convertible promissory note in the aggregate principal amount of RMB35,000,000 (approximately $4.8 million) (the “Convertible Note”) (the “Convertible Note Financing”) with a 10% annual non-compound interest.

The Convertible Note Financing closed on August 12, 2024 and the Borrower received gross proceeds of RMB35,000,000 (approximately $4.8 million). Under the Securities Purchase Agreement, the Company would issue an additional 150,000 of its ordinary shares to the Investor within ten business days after the Investor receives and provides to the Company the applicable permit or approval from the People’s Republic of China authority with respect to the foreign currency exchange regulations to hold such shares, including such required approval pursuant to SAFE Circular No. 37.

On January 14, 2025, the parties to the Securities Purchase Agreement executed a Termination Agreement dated January 14, 2025 and agreed to terminate the Securities Purchase Agreement and the Convertible Note and release each other party from all other claims and liabilities. The note proceeds of RMB35,000,000 (approximately $4.8 million) have been repaid to the Investor. As of the date of the issuance of the consolidated financial statements, the Company is in negotiations with the Investor regarding the interest expenses that the Company is obligated to incur and the additional 150,000 ordinary shares to be issued. The Company is currently evaluating the impact of the transaction of the convertible note financing with investor will have on its consolidated financial statements and related disclosures.

Amended Satisfaction and Discharge Agreement with D. Boral Capital LLC

On July 24, 2024, Cetus Capital, MKD Taiwan, MKD BVI, the Company, and D. Boral Capital LLC (formerly known as EF Hutton LLC) entered into an Amended Satisfaction and Discharge Agreement, pursuant to which the Company and its subsidiaries agreed, among others, that (i) Cetus Capital and/or the MKD Parties (as defined in the Amended Satisfaction and Discharge Agreement) shall wire $862,500 to D. Boral Capital LLC; and Cetus Capital and/or the MKD Parties shall cause to be transferred or issued to D. Boral Capital LLC (or its designees) 115,000 Ordinary Shares (which was agreed to have an agreed value of $10 per share, or $1,150,000 in the aggregate (the “Original Aggregate Share Value”)) to satisfy the deferred underwriting commission owed to D. Boral Capital LLC pursuant to Cetus Capital’s initial public offering, and (ii) the Company agreed to file a registration statement to register the Ordinary Shares issued to D. Boral Capital LLC, and that if the aggregate VWAP value of the 115,000 Ordinary Shares that D. Boral Capital LLC holds as of the effectiveness date of the registration statement for the Ordinary Shares, is lower than the Original Aggregate Share Value (the difference between the VWAP value on such date and the Original Aggregate Share Value, the “Difference in Amount”), then Cetus Capital and/or the MKD Parties shall compensate D. Boral Capital LLC either in cash or issuing additional Ordinary Shares at a new value of Ordinary Shares, the (“New Share Price”) in an amount equal to the Difference in Amount on the effectiveness date of the registration statement. If Cetus Capital and/or the MKD Parties decide to compensate D. Boral Capital LLC for the Difference in Amount in issuing additional Ordinary Shares, then the New Share Price shall equal an amount that is the lowest of the VWAP for a period of five (5) trading days immediately prior to the registration statement effectiveness date, but the parties agree that Cetus Capital and/or the MKD Parties shall also be treated as having discharged all liability relating to the Difference in Amount by issuing an additional 200,000 Ordinary Shares to D. Boral Capital LLC (for a total of 315,000 Ordinary Shares issued to D. Boral Capital LLC). This registration statement on Form F-1 registers for resale up to 315,000 Ordinary Shares issued and/or potentially issuable to D. Boral Capital LLC and its designees.

On July 26, 2024, the Company issued a promissory note to D. Boral Capital LLC in the amount of $862,500 in respect of the cash amount owed under the Amended Satisfaction and Discharge Agreement, which bears interest at a rate of ten percent (10%) per annum. The Company is currently evaluating the impact the transaction of Amended Satisfaction and Discharge Agreement with D. Boral Capital LLC will have on its consolidated financial statements and related disclosures.

The Convertible Note Financing with Streeterville Capital, LLC

MKDWELL Tech Inc. entered into a securities purchase agreement on November 26, 2024 with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which MKDWELL Tech Inc. issued to the Investor an unsecured convertible promissory note, on November 26, 2024, in the principal amount of $1,851,000, convertible into ordinary shares, par value $0.0001, of the Company, for a purchase price of $1,700,000 (the “Convertible Note Financing”). The Convertible Note Financing closed on December 9, 2024. MKDWELL Tech Inc. received an aggregate purchase price of $1,700,000. The Convertible Note would be accounted for as a liability equal to the proceeds received in entirety, as the embedded conversion option is considered indexed to the Company’s own stock that shall not to be derivative instrument.

The Company has evaluated events from the year ended December 31, 2023 through the date of issuance of the consolidated financial statements and does not identify any other subsequent events with a material financial impact on the Company’s financial statements.

Cetus Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

Note 9 - Subsequent events

On July 26, 2024, MKDWELL Tech Inc. issued a promissory note to D. Boral Capital LLC (formerly known as EF Hutton LLC) in the amount of $862,500 in respect of the cash amount owed under the Amended Satisfaction and Discharge Agreement, which bears interest at a rate of ten percent (10%) per annum.

On July 31, 2024, the Cetus Capital Acquisition Corp. (“Cetus” or the “Company”) completed the closing of the business combination contemplated by that certain Business Combination Agreement (as amended from time to time, the “Business Combination Agreement”, and the transactions contemplated thereby, the “Business Combination”) dated as of June 20, 2023 among the Company, MKD Technology Inc., a Taiwan corporation, MKDWELL Limited, a British Virgin Islands company (“MKD BVI”), MKDWELL Tech Inc., a corporation organized and existing under the laws of the British Virgin Islands (“MKDWELL Tech”), and the other parties thereto. Pursuant to the Business Combination Agreement, among other things, the Company merged with and into a newly-formed, wholly-owned subsidiary of MKDWELL Tech, and MKD BVI merged with and into a separate newly-formed, wholly-owned subsidiary of MKDWELL Tech, following which mergers each of the Company and MKD BVI is a wholly-owned subsidiary of MKDWELL Tech.

Following the closing of the Business Combination, the units, common stock, warrants and rights of the Company ceased trading on the Nasdaq Capital Market. The ordinary shares and warrants of MKDWELL Tech, for which the securities of the Company were exchanged in the Business Combination commenced trading on The Nasdaq Stock Market LLC under the symbols “MKDW” and “MKDWW,” respectively, beginning on August 1, 2024

Note 9 - Subsequent events

On January 31, 2024, the Company held the Extension Meeting, at which the stockholders of the Company approved an amendment (the “Extension Amendment”) to Company’s amended and restated certificate of incorporation to extend the date by which the Company must consummate its initial business combination from February 3, 2024 up to six (6) one-month extensions to August 3, 2024, provided that an additional amount equal to the lesser of $0.03 per outstanding public share and $50,000 for each month extended is deposited into the trust account, or such earlier date as determined by the Board (the “2024 Extension”). The Company implemented the 2024 Extension by (A) filing the Extension Amendment with the Secretary of State of the State of Delaware on February 2, 2024 and (B) entering into an Amendment No. 1 of the Trust Agreement that reflects the 2024 Extension. In connection with the Extension Meeting, an aggregate of 3,691,066 Public Shares were redeemed, as a result of which redemptions $38,792,466 was removed from the Trust Account.

In connection with the Extension Amendment, the Sponsor has caused an aggregate of $50,000 to be deposited into the Trust Account to extend the Business Combination Period for an additional one month, until March 3, 2024. This deposit was made in respect of a loan to Cetus Capital in the aggregate principal amount of up to $300,000 (the “Sponsor Loan”), which Sponsor Loan is evidenced by an unsecured promissory note issued by Cetus Capital to the Sponsor (the “Sponsor Note”). The funds that were used by the Sponsor to make the Sponsor Loan were provided by MKD BVI (the loan made by MKD BVI to the Sponsor being referred to herein as the “Second MKD Loan”). The Second MKD Loan is evidenced by a note issued by the Sponsor to MKD BVI in the aggregate principal amount of up to $300,000 containing substantially the same terms as the Sponsor Note. As a condition for MKD BVI to make the Second MKD Loan to the Sponsor, the Sponsor granted to MKD BVI a security interest in 300,000 of the shares of Cetus Common Stock held by the Sponsor (the “Pledged Shares”). In addition, the Sponsor and Cetus Capital entered into a Stock Pledge Agreement with respect to the pledge of the Pledged Shares.

On February 1, 2024, the parties to the Business Combination Agreement entered into a Fourth Addendum to the Business Combination Agreement to extend the Termination Date from February 1, 2023 to April 30, 2024.

Management evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued and determined that except for the events above, there have been no other events that have occurred that would require adjustments to the disclosures in the financial statements.